U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.


1.   Name and address of issuer:
                 Federated Municipal Trust
                    Federated Investors
                 Federated Investors Tower
            Pittsburgh, Pennsylvania 15222-3779


2. Name of each series or class of funds for which this notice is filed:

                Alabama Municipal Cash Trust
              California Municipal Cash Trust
              Connecticut Municipal Cash Trust
                Florida Municipal Cash Trust
                Georgia Municipal Cash Trust
               Maryland Municipal Cash Trust
             Massachusetts Municipal Cash Trust
               Michigan Municipal Cash Trust
               Minnesota Municipal Cash Trust
              New Jersey Municipal Cash Trust
               New York Municipal Cash Trust
             North Carolina Municipal Cash Trust

                 Ohio Municipal Cash Trust
             Pennsylvania Municipal Cash Trust
               Virginia Municipal Cash Trust


3.   Investment Company Act File Number:

811-5911
     Securities Act File Number:

33-31259


4.   Last day of fiscal year for which this notice is filed:


October 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                  [   ]


6.   Date of termination of issuer's declaration under rule
     24f-2(a)(1), if applicable:



7. Number and amount of securities of the same class or series which had been registered under the Securities

     Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     -0-


9. Number and aggregate sale price of securities sold during the fiscal year:


     10,870,036,044; $10,870,036,044


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:


     10,870,036,044; $10,870,036,044



11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:


     32,733,482; $32,733,482



12.  Calculation of registration fees:

     (i)  Aggregate sale price of securities sold during the
          fiscal
          year in reliance on rule 24f-2 (from Item 10):
                                             $10,870,036,04
          4

     (ii) Aggregate price of shares issued in connection
          with
          dividend reimbursement plans
          (from Item 11, if applicable)      +
          32,733,482
     (iii)                                   Aggregate
          price of shares redeemed or repurchased
          during the fiscal year (if applicable)-
          10,405,846,334
     (iv) Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing
          fees
          pursuant to rule 24e-2 (if applicable)+
          -0-
     (v)  Net aggregate price of securities sold and issued
          during
          the fiscal year in reliance on rule 24f-2 [line
          (i), plus
          line (ii), less line (iii), plus line (iv)] (if
          applicable):
          496,923,192

     (vi) Multiplier prescribed by Section 6(b) of the
          Securities
          Act of 1933 or other applicable law or regulation
          (see Instruction C.6):             x      1/29 of
          1%
     (vii)                                     Fee due
          [line (i) or line (v) multiplied by line (vi)]:
          $           171,353


Instruction:                                   Issuers
          should complete lines (ii), (iii), (iv), and (v) only if the form in being filed within 60 days after the close of the issuer's fiscal year. See
          Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
     (17 CFR 202.3a).
                                                  [ u ]
     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

December 15, 1995


                         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*

                                         Charles H. Field, Assistant Secretary
Date:                                    December 15, 1995

 *  Please print the name and title of the signing officer